Significant information for the first half of 2026 - Additional information (Details) $ / shares in Units, € in Millions, $ in Billions				5 Months Ended	6 Months Ended
		Mar. 06, 2026	Feb. 10, 2026 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Feb. 10, 2026 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]				€ 1,408	€ 538
Medley
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest disposed		100.00%
Dynavax
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer (in USD per share) | $ / shares							$ 15.50
Equity value of acquirer | $							$ 2.2
Short-term debt			€ 249				$ 0.3
Goodwill			204
Net cash flow on acquisition			€ 1,403
Dynavax | Biopharma
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date				€ 144
Operating income of acquiree since acquisition date				89
Loss of acquiree since acquisition date				63
Amortization of intangible assets of acquiree since acquisition date				38
Amortisation of Inventories				44
Restructuring and similar costs				€ 63

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2026, this line item includes the net cash outflow arising from the acquisition of Dynavax (see Note B.1.1.). For the six months ended June 30, 2025 it includes the net cash outflow arising from the acquisition of Dren-0201.